Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 5,114,917	$ 5,787,110
Trade and other receivables	21,064	294,057
Current portion of related party receivable, net of discount		63,938
Prepaid expenses	510,900	363,288
Total current assets	5,646,881	6,508,393
Property and equipment, net	41,036	90,311
Patents, net	668,936	763,543
Related party receivable, net of discount and current portion		298,238
ROU and other assets	227,036	23,965
Total assets	6,583,889	7,684,450
CURRENT LIABILITIES
Accounts payable and accrued expenses	824,406	832,564
Accrued bonuses	135,686
Short-term note and other current liabilities	264,665	218,602
Total current liabilities	1,224,757	1,051,166
Warrant liabilities, at fair value	84,596	583,734
Lease liability, net of current portion	148,543
Total liabilities	1,457,896	1,634,900
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY
Preferred stock, 7,000,000 shares authorized, $0.01 par value; 200,000 shares issued and outstanding at September 30, 2020 and December 31, 2019	2,000	10,000
Common stock, $0.01 par value; 300,000,000 shares authorized, 17,295,703 and 3,866,457 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively	38,665	9,103
Additional paid-in capital	227,067,058	219,654,753
Accumulated other comprehensive loss	(6,186)	(413)
Accumulated deficit	(221,975,544)	(213,623,893)
Total stockholders' equity	5,125,993	6,049,550
Total liabilities and stockholders' equity	$ 6,583,889	$ 7,684,450